Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Emerging Markets ETF(a)	3,801,262	$158,854,739

Total Investments in Securities — 100.0%
(Cost: $167,554,599)		158,854,739

Liabilities in Excess of Other Assets — 0.0%		(22,787)

Net Assets — 100.0%		$158,831,952

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(23,009	)(b)	$23,009	$—	$—	—	$31,260	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	1,240,000	—	(1,240,000	)(b)	—	—	—	—	17,191		—
iShares MSCI Emerging Markets ETF	134,168,374	43,273,065	(27,799,389)		(1,853,627)	11,066,316	158,854,739	3,801,262	2,417,856		—
					$(1,830,618)	$11,066,316	$158,854,739		$2,466,307		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CLP	44,300,000	USD	46,313	Citibank N.A.	06/05/24	$1,942
CNH	49,918,320	USD	6,869,037	Citibank N.A.	06/05/24	2,762
HKD	248,061,000	USD	31,707,772	Citibank N.A.	06/05/24	13,196
IDR	3,885,171,000	USD	238,882	JPMorgan Chase Bank N.A.	06/05/24	174
MXN	71,231,000	USD	4,176,253	Citibank N.A.	06/05/24	21,415
THB	86,470,000	USD	2,349,728	Citibank N.A.	06/05/24	639
TRY	41,011,000	USD	1,271,058	Citibank N.A.	06/05/24	529
TRY	407,000	USD	12,500	UBS AG	06/05/24	120
TWD	444,289,500	USD	13,668,366	Morgan Stanley & Co. International	06/05/24	40,042
				PLC
TWD	442,581,500	USD	13,613,703	State Street Bank & Trust Company	06/05/24	42,005
USD	7,811,998	BRL	40,577,000	Citibank N.A.	06/05/24	85,106
USD	51,132	BRL	266,000	Morgan Stanley & Co. International	06/05/24	479
				PLC
USD	118,410	BRL	612,000	State Street Bank & Trust Company	06/05/24	1,869
USD	14,467	CLP	13,097,000	State Street Bank & Trust Company	06/05/24	201
USD	102,520	CNH	744,000	BNP Paribas SA	06/05/24	101
USD	6,764,448	CNH	48,999,320	Citibank N.A.	06/05/24	19,159
USD	92,618	CNH	671,000	HSBC Bank PLC	06/05/24	247

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2024

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	45,582	EUR	42,000	JPMorgan Chase Bank N.A.	06/05/24	$8
USD	2,894,939	HKD	22,618,000	Bank of America N.A.	06/05/24	2,647
USD	473,151	HKD	3,696,000	Barclays Bank PLC	06/05/24	522
USD	28,612,618	HKD	223,541,000	HSBC Bank PLC	06/05/24	27,162
USD	85,751	HKD	670,000	JPMorgan Chase Bank N.A.	06/05/24	74
USD	39,777	IDR	637,624,000	State Street Bank & Trust Company	06/05/24	544
USD	425,734	INR	35,370,000	State Street Bank & Trust Company	06/05/24	1,976
USD	167,566	KRW	231,806,000	Morgan Stanley & Co. International	06/05/24	106
				PLC
USD	20,483,148	KRW	28,316,993,000	State Street Bank & Trust Company	06/05/24	26,482
USD	63,496	MXN	1,061,000	Goldman Sachs & Co.	06/05/24	971
USD	35,143	THB	1,288,000	Barclays Bank PLC	06/05/24	133
USD	409,145	TWD	13,190,000	State Street Bank & Trust Company	06/05/24	2,171
USD	68,632	ZAR	1,265,000	Barclays Bank PLC	06/05/24	1,297
ZAR	84,877,000	USD	4,507,781	Citibank N.A.	06/05/24	10,198
MYR	10,402,000	USD	2,209,093	Morgan Stanley & Co. International	06/06/24	1,626
				PLC
USD	32,947	MYR	155,000	State Street Bank & Trust Company	06/06/24	5
BRL	2,405,000	USD	456,443	State Street Bank & Trust Company	07/03/24	169
CLP	9,689,000	USD	10,539	State Street Bank & Trust Company	07/03/24	9
CNH	642,000	USD	88,539	Goldman Sachs & Co.	07/03/24	39
KRW	736,657,000	USD	533,069	State Street Bank & Trust Company	07/03/24	450
MXN	3,755,000	USD	219,186	Goldman Sachs & Co.	07/03/24	1,121
THB	1,727,000	USD	46,987	Bank of America N.A.	07/03/24	62
TWD	7,106,000	USD	218,455	State Street Bank & Trust Company	07/03/24	244
USD	7,798,527	BRL	41,047,000	JPMorgan Chase Bank N.A.	07/03/24	5,360
USD	105,631	BRL	556,000	Morgan Stanley & Co. International	07/03/24	69
				PLC
USD	957,266	CLP	878,942,000	JPMorgan Chase Bank N.A.	07/03/24	341
USD	3,066,368	EUR	2,821,000	Citibank N.A.	07/03/24	1,541
USD	87,419	HKD	683,000	JPMorgan Chase Bank N.A.	07/03/24	12
USD	2,631,874	IDR	42,791,633,000	JPMorgan Chase Bank N.A.	07/03/24	2,369
USD	61,536	INR	5,138,000	JPMorgan Chase Bank N.A.	07/03/24	10
ZAR	834,000	USD	44,228	Barclays Bank PLC	07/03/24	64
						317,768
BRL	408,000	USD	79,655	Goldman Sachs & Co.	06/05/24	(1,962)
BRL	41,047,000	USD	7,818,938	JPMorgan Chase Bank N.A.	06/05/24	(2,546)
CLP	878,942,000	USD	957,693	JPMorgan Chase Bank N.A.	06/05/24	(271)
CLP	8,731,000	USD	9,831	State Street Bank & Trust Company	06/05/24	(321)
CNH	496,000	USD	68,514	State Street Bank & Trust Company	06/05/24	(234)
EUR	2,821,000	USD	3,062,588	Citibank N.A.	06/05/24	(1,547)
EUR	28,000	USD	30,412	HSBC Bank PLC	06/05/24	(29)
HKD	2,464,000	USD	315,805	HSBC Bank PLC	06/05/24	(719)
IDR	42,791,633,000	USD	2,633,980	JPMorgan Chase Bank N.A.	06/05/24	(1,004)
IDR	425,082,000	USD	26,583	State Street Bank & Trust Company	06/05/24	(427)
INR	2,397,295,000	USD	28,724,616	JPMorgan Chase Bank N.A.	06/05/24	(3,318)
KRW	924,795,000	USD	669,171	Citibank N.A.	06/05/24	(1,084)
KRW	27,352,292,000	USD	19,768,645	JPMorgan Chase Bank N.A.	06/05/24	(8,895)
KRW	271,712,000	USD	199,400	State Street Bank & Trust Company	06/05/24	(3,110)
MXN	708,000	USD	42,474	State Street Bank & Trust Company	06/05/24	(752)
THB	859,000	USD	23,592	Barclays Bank PLC	06/05/24	(243)
TWD	8,793,000	USD	272,347	State Street Bank & Trust Company	06/05/24	(1,042)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2024

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	933,505	CLP	893,056,000	Citibank N.A.	06/05/24	$(39,291)
USD	26,903	CLP	25,820,000	Morgan Stanley & Co. International	06/05/24	(1,222)
				PLC
USD	26,732	EUR	25,000	JPMorgan Chase Bank N.A.	06/05/24	(395)
USD	148,819	EUR	139,000	Morgan Stanley & Co. International	06/05/24	(2,008)
				PLC
USD	2,829,741	EUR	2,643,000	UBS AG	06/05/24	(38,154)
USD	38,594	IDR	628,340,000	Morgan Stanley & Co. International	06/05/24	(68)
				PLC
USD	2,817,551	IDR	45,835,922,000	State Street Bank & Trust Company	06/05/24	(2,740)
USD	988,673	INR	82,621,000	Citibank N.A.	06/05/24	(1,186)
USD	243,883	INR	20,384,000	Morgan Stanley & Co. International	06/05/24	(332)
				PLC
USD	27,031,891	INR	2,258,920,000	State Street Bank & Trust Company	06/05/24	(31,577)
USD	4,069,506	MXN	69,703,000	Citibank N.A.	06/05/24	(38,116)
USD	233	MXN	4,000	State Street Bank & Trust Company	06/05/24	(3)
USD	68,367	MXN	1,171,000	UBS AG	06/05/24	(640)
USD	2,307,456	THB	85,647,000	Citibank N.A.	06/05/24	(20,541)
USD	2,262	THB	84,000	HSBC Bank PLC	06/05/24	(22)
USD	8,353	THB	310,000	JPMorgan Chase Bank N.A.	06/05/24	(73)
USD	44,394	TRY	1,468,000	BNP Paribas SA	06/05/24	(1,123)
USD	161,962	TRY	5,426,000	State Street Bank & Trust Company	06/05/24	(6,277)
USD	1,030,060	TRY	34,524,000	UBS AG	06/05/24	(40,391)
USD	501,707	TWD	16,368,000	Morgan Stanley & Co. International	06/05/24	(3,322)
				PLC
USD	26,555,450	TWD	866,106,000	State Street Bank & Trust Company	06/05/24	(167,969)
USD	84,175	ZAR	1,587,000	Barclays Bank PLC	06/05/24	(300)
USD	108,864	ZAR	2,056,000	State Street Bank & Trust Company	06/05/24	(576)
USD	4,278,946	ZAR	80,812,000	UBS AG	06/05/24	(22,654)
ZAR	843,000	USD	46,597	State Street Bank & Trust Company	06/05/24	(1,725)
MYR	103,000	USD	21,948	Goldman Sachs & Co.	06/06/24	(57)
USD	6,897	MYR	33,000	Morgan Stanley & Co. International	06/06/24	(116)
				PLC
USD	2,166,982	MYR	10,317,000	State Street Bank & Trust Company	06/06/24	(25,672)
EUR	51,000	USD	55,436	Bank of America N.A.	07/03/24	(28)
IDR	2,551,768,000	USD	156,969	State Street Bank & Trust Company	07/03/24	(165)
USD	12,519	CLP	11,504,000	Morgan Stanley & Co. International	07/03/24	(6)
				PLC
USD	6,883,956	CNH	49,918,320	Citibank N.A.	07/03/24	(3,396)
USD	57,529	CNH	417,000	HSBC Bank PLC	07/03/24	(6)
USD	35,826	EUR	33,000	HSBC Bank PLC	07/03/24	(26)
USD	31,731,804	HKD	248,061,000	Citibank N.A.	07/03/24	(14,013)
USD	1,133,155	HKD	8,858,000	Morgan Stanley & Co. International	07/03/24	(455)
				PLC
USD	28,416,494	INR	2,373,715,000	JPMorgan Chase Bank N.A.	07/03/24	(8,110)
USD	322,502	INR	26,937,000	State Street Bank & Trust Company	07/03/24	(61)
USD	19,796,545	KRW	27,352,292,000	JPMorgan Chase Bank N.A.	07/03/24	(13,191)
USD	60,834	MXN	1,037,000	Barclays Bank PLC	07/03/24	(7)
USD	4,157,751	MXN	71,231,000	Citibank N.A.	07/03/24	(21,387)
USD	2,249,646	MYR	10,583,000	Morgan Stanley & Co. International	07/03/24	(5,428)
				PLC
USD	13,384	MYR	63,000	State Street Bank & Trust Company	07/03/24	(40)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2024

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,351,965	THB	86,470,000	Citibank N.A.	07/03/24	$(3,751)
USD	23,014	THB	847,000	HSBC Bank PLC	07/03/24	(61)
USD	56,661	TRY	1,876,000	Bank of America N.A.	07/03/24	(98)
USD	23,939	TRY	793,000	BNP Paribas SA	07/03/24	(53)
USD	1,238,807	TRY	41,011,000	Citibank N.A.	07/03/24	(1,993)
USD	13,604,372	TWD	442,581,500	Morgan Stanley & Co. International	07/03/24	(16,769)
				PLC
USD	15,529,529	TWD	505,043,500	State Street Bank & Trust Company	07/03/24	(13,977)
USD	80,645	ZAR	1,522,000	Bank of America N.A.	07/03/24	(184)
USD	4,497,390	ZAR	84,877,000	Citibank N.A.	07/03/24	(10,199)
						(587,458)
						$(269,690)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$158,854,739	$—	$—	$158,854,739

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$317,768	$—	$317,768
Liabilities
Foreign Currency Exchange Contracts	—	(587,458)	—	(587,458)
	$—	$(269,690)	$—	$(269,690)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2024

Currency Abbreviation

BRL	Brazilian Real	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
CNH	Chinese Yuan	THB	Thai Baht
EUR	Euro	TRY	Turkish Lira
HKD	Hong Kong Dollar	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
KRW	South Korean Won